SCHEDULE OF ROYALTY FEE AND SERVICE FROM RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Related Party Transaction [Line Items]
Royalty fee and service from related parties	$ 2,931,960	$ 5,262,842	$ 599,091
Wuhan Huiyu [Member]
Related Party Transaction [Line Items]
Royalty fee and service from related parties	320,386	450,761	524,211
Shanghai Dongying [Member]
Related Party Transaction [Line Items]
Royalty fee and service from related parties	2,528,147	2,860,905
Mobile Motion [Member]
Related Party Transaction [Line Items]
Royalty fee and service from related parties	$ 83,427	$ 1,951,176	$ 34,880